Leases - Lease Liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	£ 63,685	£ 53,365
Additions	3,684	28,651
Disposals	(1,079)	(1,847)
Modifications	1,425	(2,500)
Interest	1,128	1,178
Payments	(13,805)	(11,828)	[1]	£ (9,903)	[1]
Effect of foreign exchange revaluation and translations	859	(3,334)
Lease liabilities ending balance	55,897	63,685		53,365
Leasehold Buildings
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	63,510	53,365
Additions	3,640	28,408
Disposals	(1,021)	(1,841)
Modifications	1,428	(2,500)
Interest	1,126	1,176		1,066
Payments	(13,722)	(11,768)
Effect of foreign exchange revaluation and translations	855	(3,330)
Lease liabilities ending balance	55,816	63,510		53,365
Vehicles
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	175	0
Additions	44	243
Disposals	(58)	(6)
Modifications	(3)	0
Interest	2	2		0
Payments	(83)	(60)
Effect of foreign exchange revaluation and translations	4	(4)
Lease liabilities ending balance	£ 81	£ 175		£ 0

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).